CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents		$ 210,930	$ 211,683
Short-term deposits		363,648	310,230
Marketable securities	[1]	190,068	188,967
Trade accounts receivable		142,228	162,100
Inventories		234,512	199,126
Other current assets		54,817	30,810
Total current assets		1,196,203	1,102,916
LONG-TERM INVESTMENTS		39,597	40,699
PROPERTY AND EQUIPMENT, NET		876,683	839,171
INTANGIBLE ASSETS, NET		11,820	10,962
GOODWILL		7,000	7,000
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET		99,938	93,401
TOTAL ASSETS		2,231,241	2,094,149
CURRENT LIABILITIES
Current maturities of long-term debt		83,868	106,513
Trade accounts payable		78,712	96,940
Deferred revenue and customers' advances		39,992	10,027
Employee related liabilities		57,747	51,527
Other current liabilities		16,009	7,905
Total current liabilities		276,328	272,912
Long-term Debt		230,972	283,765
LONG-TERM CUSTOMERS' ADVANCES		69,968	25,451
EMPLOYEE RELATED LIABILITIES		14,622	15,833
DEFERRED TAX AND OTHER LONG-TERM LIABILITIES		23,962	41,286
TOTAL LIABILITIES		615,852	639,247
Ordinary shares of NIS 15 par value 150,000 authorized as of December 31, 2021 and 2020 108,970 and 108,883 issued and outstanding, respectively, as of December 31, 2021 108,010 and 107,923 issued and outstanding, respectively, as of December 31, 2020		435,453	430,996
Additional paid-in capital		1,389,051	1,393,095
Cumulative stock based compensation		149,906	124,762
Accumulated other comprehensive loss		(27,883)	(16,509)
Accumulated deficit		(315,448)	(465,460)
SHAREHOLDERS' EQUITY, before treasury stock		1,631,079	1,466,884
Treasury stock, at cost - 87 shares		(9,072)	(9,072)
THE COMPANY'S SHAREHOLDERS' EQUITY		1,622,007	1,457,812
Non-controlling interest		(6,618)	(2,910)
TOTAL SHAREHOLDERS' EQUITY		1,615,389	1,454,902
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 2,231,241	$ 2,094,149

[1]	Marketable securities are available-for-sale securities presented at fair value, net of an immaterial allowance for credit losses;
the amortized cost of such marketable securities is $189,543 and $187,719 as of December 31, 2021 and December 31, 2020, respectively.